Revenue - Revenue Disaggregation (Details) - Inspirato LLC - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Revenue	$ 234,747	$ 165,590	$ 217,079
Travel
Revenues
Revenue	134,373	73,660	144,073
Subscription
Revenues
Revenue	100,024	91,548	72,676
Other
Revenues
Revenue	$ 350	$ 382	$ 330